U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1.   Name  and address of issuer:  Prudential
          Institutional Liquidity Portfolio, Inc.,
          100   Mulberry  Street,  Gateway  Center
          Three, Newark, NJ 07102-4077.

     2.     Name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all   series
       and classes of securities of the issuer, check the box but do
       not list series or classes):         [X]

     3.   Investment Company Act File Number: 811-
          5336.
          Securities Act File Number:  33-17224.

     4.(a) Last day of fiscal year for which this notice is filed: March 31, 2000.

       (b)  [  ]  Check box if this Form is  being
          filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note:  If  the  Form  is  being  filed  late,
          interest   must   be   paid    on    the
          registration fee due.

     4.(c) [ ] Check box if this is the last time the issuer will be filing this Form.

          5.   Calculation of registration fee:

          (i)  Aggregate sale price of securities
               sold during the fiscal year in
               reliance     on     rule     24(f):
          $17,023,284,875

          (ii)   Aggregate  price  of   securities
     redeemed or
               repurchased during the fiscal year
               (if                    applicable):
          $17,161,183,973

          (iii)   Aggregate  price  of  securities
     redeemed or
               repurchased during any prior fiscal
               year ending no earlier than October
               11,1995  that  were not  previously
          used
               to reduce registration fees payable
          to
               the                     Commission.
          $   0

          (iv) Total available redemption credits
               [add   items  5(ii)  and   5(iii)].
          $17,161,183,973

          (v) Net sales - If item 5(i)is greater
               than  Item  5  (iv) [subtract  item
          5(iv)
               from           item           5(i).
          $   0

          (vi)  Redemption credits  available  for
          use
               in future years.
               -if  item  5(i)is  less  than  item
          5(iv)
               [subtract   item   5(i)from    item
          (5(iv)]  $137,899,098

          (vii)    Multiplier   for    determining
     registration
               fee.    (See   instruction    C.9):
          X .000264

          (viii)  Registration fee  due  [multiply
      item
               5(v) by item 5 (vii)] enter "0" if
               no        fee        is        due.
          =$   0

      6.   Prepaid Shares

         If   the   response  to  item  5(i)   was
         determined  by  deducting  an  amount  of
         securities  that  were  registered  under
         the  Securities Act of 1933  pursuant  to
         rule  24e-2  as in effect before  October
         11,  1997,  then  report  the  amount  of
         securities  (number of  shares  or  other
         units) deducted here:    0    . If  there
         is  a  number  of shares or  other  units
         that  were  registered pursuant  to  rule
         24e-2 remaining unsold at the end of  the
         fiscal year for which this form is  filed
         that  are available for use by the issuer
         in  future fiscal years, then state  that
         number here:    0    .

      7.   Interest due - if this Form is being filed
          more than 90 days after the end of the
          issuer's  fiscal  year (See  Instruction
      D):  $   0

      8.   Total amount of the registration fee due
          plus any interest due [line 5(viii) plus
          line                                 7]:
      = $   0

      9. Date the registration fee and any interest payment was sent to the Commission's lockbox
          depository: N/A

          Method of Delivery:

                     [ ]  Wire Transfer
                     [ ]  Mail or other means



                              SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By:  (Signature  and Title)  /s/  Robert  C.
Rosselot
                                      Robert    C.
Rosselot
                                   Secretary


     Date: June 19, 2000






















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